LONG-TERM INVESTMENTS (Details Narrative) - USD ($)		6 Months Ended
	Jun. 09, 2021	Jun. 30, 2021	Jun. 30, 2020
Impairment Effects on Earnings Per Share [Line Items]
Carrying value		$ 818,266
Equity method investments		1,890,000
Recognized loss from equity method investments		(578,619)
Equity investments without readily determinable fair value		328,753
Initial investment equity investments without readily determinable fair value		710,786
Equity Method Investments [Member]
Impairment Effects on Earnings Per Share [Line Items]
Carrying value		489,513
Recognized loss from equity method investments		600,000
Impairment	$ 0	$ 0